Income Taxes - Income Tax Credit (Charged) Directly to Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Net changes in the unrealized fair value of available-for-saleinvestments	₩ 1,271	₩ (100,550)	₩ 60,077
Loss (gain) on sale of treasury shares	(40)	(10)	12
Other capital surplus			(86,765)
Others	20,329	(9,459)	(5,945)
Income taxes credited (charged) directly to equity	₩ 21,560	₩ (110,019)	₩ (32,621)